GENERAL AND BASIS OF PRESENTATION	6 Months Ended
May 31, 2014
GENERAL AND BASIS OF PRESENTATION [Text Block]

NOTE 1 — GENERAL AND BASIS OF PRESENTATION

Orgenesis Inc. (the “ Company ”), incorporated in the State of Nevada on June 5, 2008 together with its wholly-owned subsidiaries (the “ Group ”) is engaged in the research and development of a new technology for regeneration of functional insulin-producing cells, thus, enabling normal glucose regulated insulin secretion, via cell therapy.

In June 2014, the Financial Accounting Standards Board (" FASB ") issued Accounting Standards Update (“ ASU ”) No. 2014-10, “Development Stage Entities (Topic 915), Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, "Consolidation" (“ ASU 2014-10 ”). The amendments in ASU 2014-10 remove the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from accounting principles generally accepted in the United States of America (“ U.S. GAAP ”). In addition, the amendments eliminate the requirements for development stage entities to: (i) present inception-to-date information in the statements of income, cash flows, and shareholder equity; (ii) label the financial statements as those of a development stage entity; (iii) disclose a description of the development stage activities in which the entity is engaged; and (iv) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. The presentation and disclosure requirements in ASC Topic 915, "Development Stage Entities" are no longer required for interim and annual reporting periods beginning after December 15, 2014. The revised consolidation standards will take effect in annual periods beginning after December 15, 2015, however, early adoption is permitted. The Company has elected to early adopt the provisions of ASU 2014-10 for this unaudited condensed consolidated financial statements.

These unaudited condensed consolidated financial statements of the Company and its wholly-owned subsidiaries have been prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“ SEC ”) for interim financial statements. Accordingly, they do not contain all information and notes required by U.S. GAAP for annual financial statements. In the opinion of management, the unaudited condensed consolidated interim financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company’s consolidated financial position as of May 31, 2014, the consolidated results of operations and comprehensive loss for the three and six-month periods ended May 31, 2014 and 2013, and the consolidated cash flows for the six-month periods ended May 31, 2014 and 2013.

The financial data and other information disclosed in the notes to the condensed consolidated financial statements related to these periods are unaudited. The results for the three and six-month periods ended May 31, 2014 are not necessarily indicative of the results to be expected for the year ending November 30, 2014.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s annual report on Form 10-K the year ended November 30, 2013. The condensed consolidated balance sheet data as of November 30, 2013 was derived from the audited consolidated financial statements for the year ended November 30, 2013, but does not include all disclosures required by U.S. GAAP.

These unaudited interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has net losses for the period from inception (June 5, 2008) through May 31, 2014 of $13,180,297 as well as a negative cash flows from operating activities. Presently, the Company does not have sufficient cash resources to meet its plans in the twelve months following May 31, 2014. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities and general and administrative expenses in either the public or private equity markets.

These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management believes that it will be able to secure the necessary financing as a result of ongoing financing discussions with third party investors and existing shareholders. However, there is no assurance that the Company will be successful with those initiatives.

These condensed consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability. If the Company is unsuccessful in raising additional financing, it may need to curtail, discontinue or cease operations.